Group income statement - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024		Dec. 31, 2023
Statement [Line Items]
Revenue from insurance activities	$ 27	$ 23		$ 21
Total revenue	5,189	4,923		4,624
Cost of sales	(764)	(745)		(742)
System Fund and reimbursable expenses	(2,767)	(2,694)		(2,441)
Administrative expenses	(354)	(359)		(338)
Insurance expenses	(36)	(29)		(23)
Share of profits of associates and joint ventures	6	10		31
Other operating income	14	10		21
Depreciation and amortisation	(67)	(65)		(67)
Impairment (loss)/reversal on financial assets	(21)	(10)		1
Other net impairment charges	(2)	0		0
Operating profit	1,198	1,041		1,066
Operating profit analysed as:
Operating profit before System Fund, reimbursables and exceptional items	1,265	1,124		1,019
System Fund and reimbursable result	(46)	(83)		19
Operating exceptional items	(21)	0		28
Operating profit	1,198	1,041		1,066
Financial income	49	63		39
Financial expenses	(202)	(178)		(126)
Foreign exchange gains/(losses)	37	(25)	[1]	35	[1]
Remeasurement of contingent purchase consideration	(8)	(4)		(4)
Profit before tax	1,074	897		1,010
Tax	(315)	(269)		(260)
Profit for the year	759	628		750
Attributable to:
Equity holders of the parent	758	628		750
Non-controlling interest	$ 1	$ 0		$ 0
Earnings per ordinary share
Basic (in dollars per share)	$ 4.909	$ 3.896		$ 4.438
Diluted (in dollars per share)	$ 4.865	$ 3.853		$ 4.412
Revenue from fee business
Statement [Line Items]
Revenue	$ 1,897	$ 1,774		$ 1,672
Revenue from owned & leased hotels
Statement [Line Items]
Revenue	544	515		471
System Fund And Reimbursable Revenues
Statement [Line Items]
Revenue	$ 2,721	$ 2,611		$ 2,460

[1]	In 2025, foreign exchange gains/(losses) have been presented on a separate line. The 2024 and 2023 amounts were previously presented within ‘Financial expenses’.